Segments Information - Schedule of Financial Information for Revenues, Costs and Profits (Details) - USD ($)	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Schedule of Financial Information for Revenues, Costs and Profits [Line Items]
Sales revenues	$ 2,524,843	$ 2,381,851	$ 2,459,102
Sales revenues, percentage	100.00%	100.00%	100.00%
Direct cost	$ 142,526	$ 195,336	$ 310,989
Direct costs, percentage	100.00%	100.00%	100.00%
Gross profit	$ 2,382,317	$ 2,186,515	$ 2,148,113
Gross profit, percentage	100.00%	100.00%	100.00%
Products sales – Non-franchisees [Member]
Schedule of Financial Information for Revenues, Costs and Profits [Line Items]
Sales revenues	$ 535,760	$ 355,832	$ 302,505
Sales revenues, percentage	21.00%	15.00%	12.00%
Direct cost	$ 21,982	$ 21,390	$ 45,770
Direct costs, percentage	15.00%	11.00%	15.00%
Gross profit	$ 513,778	$ 334,422	$ 256,735
Gross profit, percentage	22.00%	15.00%	12.00%
Product sales – Franchisees [Member]
Schedule of Financial Information for Revenues, Costs and Profits [Line Items]
Sales revenues	$ 478,274	$ 351,399	$ 346,240
Sales revenues, percentage	19.00%	15.00%	14.00%
Direct cost	$ 107,344	$ 67,593	$ 96,015
Direct costs, percentage	75.00%	35.00%	31.00%
Gross profit	$ 370,930	$ 283,806	$ 250,225
Gross profit, percentage	16.00%	13.00%	12.00%
Franchise fees [Member]
Schedule of Financial Information for Revenues, Costs and Profits [Line Items]
Sales revenues	$ 1,510,809	$ 1,674,620	$ 1,810,357
Sales revenues, percentage	60.00%	70.00%	74.00%
Direct cost	$ 13,200	$ 106,353	$ 169,204
Direct costs, percentage	10.00%	54.00%	54.00%
Gross profit	$ 1,497,609	$ 1,568,267	$ 1,641,153
Gross profit, percentage	62.00%	72.00%	76.00%